Income Taxes - Summary of Significant Components of Deferred Tax Assets and Liabilities (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)	Mar. 31, 2018 USD ($)
Changes in deferred tax assets and liabilities [line items]
Opening balance	₨ (32,415.3)	$ (497.4)	₨ 3,865.5	₨ (17,012.0)
Recognized in profit or loss	5,030.0	77.2	4,296.1	9,142.2
Recognized in/reclassified from other comprehensive income	47,366.9	726.9	(40,576.9)	11,735.3
Classified as held for sale	211.6	3.1
Closing balance	20,193.2	$ 309.8	(32,415.3)	3,865.5
Deferred tax assets	41,064.6		44,221.7	39,575.9	$ 630.1
Deferred tax liabilities	(61,257.8)		(11,806.4)	(43,441.4)	$ (939.9)
Undistributed earnings in subsidiaries, joint operations and equity accounted investees, reversed on dividend distribution by subsidiaries	4,088.5		3,653.6	6,524.4
Property, plant and equipment [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance	14,335.3		16,117.2	15,819.9
Recognized in profit or loss	2,221.9		(1,787.8)	293.2
Recognized in/reclassified from other comprehensive income	453.5		5.9	4.1
Classified as held for sale	(158.7)
Closing balance	16,852.0		14,335.3	16,117.2
Intangible assets [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance	104,848.9		115,877.7	102,641.2
Recognized in profit or loss	5,305.1		2,879.2	11,071.7
Recognized in/reclassified from other comprehensive income	11,657.1		(13,908.0)	2,164.8
Classified as held for sale	27.4
Closing balance	121,838.5		104,848.9	115,877.7
Investments accounted for using equity method [member]
Changes in deferred tax assets and liabilities [line items]
Opening balance	13,376.3		13,436.3	14,265.4
Recognized in profit or loss	5,081.6		480.7	(1,122.2)
Recognized in/reclassified from other comprehensive income	939.3		(540.7)	293.1
Closing balance	19,397.2		13,376.3	13,436.3
Fair valuation of retained interest in a subsidiary subsequent to disposal of controlling equity interest [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance	169.5		169.5	169.5
Closing balance	169.5		169.5	169.5
Derivative financial instruments [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance	231.2		40.4	17.5
Recognized in profit or loss	(231.2)		200.2	(2.7)
Recognized in/reclassified from other comprehensive income			(9.4)	25.6
Closing balance			231.2	40.4
Others [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance	446.9		624.1	538.0
Recognized in profit or loss	(81.2)		(222.8)	69.9
Recognized in/reclassified from other comprehensive income	(132.9)		45.6	16.2
Classified as held for sale	(96.2)
Closing balance	136.6		446.9	624.1
Deferred tax liabilities [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance	133,408.1		146,265.2	133,451.5
Recognized in profit or loss	12,296.2		1,549.5	10,309.9
Recognized in/reclassified from other comprehensive income	12,917.0		(14,406.6)	2,503.8
Classified as held for sale	(227.5)
Closing balance	158,393.8		133,408.1	146,265.2
Unabsorbed Depreciation [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance	(19,921.0)		(19,432.6)	(15,844.4)
Recognized in profit or loss	(2,150.3)		(489.0)	(3,588.2)
Recognized in/reclassified from other comprehensive income	(15.8)		0.6
Classified as held for sale	132.1
Closing balance	(21,955.0)		(19,921.0)	(19,432.6)
Business loss carry forwards [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance	(27,509.3)		(34,321.9)	(38,184.0)
Recognized in profit or loss	(11,944.0)		4,177.0	4,717.0
Recognized in/reclassified from other comprehensive income	(3,284.1)		2,635.6	(854.9)
Closing balance	(42,737.4)		(27,509.3)	(34,321.9)
Expenses deductible - provisions, allowances for doubtful receivables and others [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance	(26,824.2)		(33,149.5)	(34,102.7)
Recognized in profit or loss	(2,191.5)		5,127.0	1,660.3
Recognized in/reclassified from other comprehensive income	(1,233.1)		1,198.3	(707.1)
Classified as held for sale	34.9
Closing balance	(30,213.9)		(26,824.2)	(33,149.5)
Compensated absences and retirement benefits [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance	(21,729.6)		(11,859.0)	(18,693.1)
Recognized in profit or loss	7,224.7		6.2	(3,795.6)
Recognized in/reclassified from other comprehensive income	5,941.6		(9,876.8)	10,629.7
Classified as held for sale	137.0
Closing balance	(8,426.3)		(21,729.6)	(11,859.0)
Minimum alternate tax carry-forward [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance	(749.2)		(582.6)	(898.7)
Recognized in profit or loss	329.5		(166.6)	316.1
Classified as held for sale	37.8
Closing balance	(381.9)		(749.2)	(582.6)
Property, plant and equipment [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance	(1,119.0)		(2,109.3)	(861.8)
Recognized in profit or loss	308.3		738.1	(1,276.4)
Recognized in/reclassified from other comprehensive income	(115.8)		252.2	28.9
Closing balance	(926.5)		(1,119.0)	(2,109.3)
Derivative financial instruments [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance	(44,289.4)		(22,966.4)	(24,151.0)
Recognized in profit or loss	465.4		1,917.7	437.6
Recognized in/reclassified from other comprehensive income	36,267.6		(23,240.7)	747.0
Classified as held for sale	3.9
Closing balance	(7,552.5)		(44,289.4)	(22,966.4)
Unrealized profit on inventory [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance	(15,696.4)		(12,233.4)	(13,565.7)
Recognized in profit or loss	3,038.2		(5,519.4)	1,745.9
Recognized in/reclassified from other comprehensive income	(2,421.0)		2,056.4	(413.6)
Closing balance	(15,079.2)		(15,696.4)	(12,233.4)
Others [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance	(7,985.3)		(5,745.0)	(4,162.1)
Recognized in profit or loss	(2,346.5)		(3,044.4)	(1,384.4)
Recognized in/reclassified from other comprehensive income	(689.5)		804.1	(198.5)
Classified as held for sale	93.4
Closing balance	(10,927.9)		(7,985.3)	(5,745.0)
Deferred tax assets [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance	(165,823.4)		(142,399.7)	(150,463.5)
Recognized in profit or loss	(7,266.2)		2,746.6	(1,167.7)
Recognized in/reclassified from other comprehensive income	34,449.9		(26,170.3)	9,231.5
Classified as held for sale	439.1
Closing balance	₨ (138,200.6)		₨ (165,823.4)	₨ (142,399.7)